Operations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operations
1.	Operations
Embraer S.A. (“Embraer” or “the Company”) is a publicly held company incorporated under the laws of the Federative Republic of Brazil (“Brazil”) with headquarters in São José dos Campos, State of São Paulo. The corporate purpose of the Company is:

(i)	To design, build and market aircraft and aerospace materials and related accessories, components and equipment, according to the highest standards of technology and quality.

(ii)	To perform and carry out technical activities related to the manufacturing and servicing of aerospace materials.

(iii)	To contribute to the training of technical personnel as necessary for the aerospace industry.

(iv)	To engage in and provide services for other technological, manufacturing and business activities in connection with the aerospace industry.

(v)
To design, build and trade in equipment, materials, systems, software, accessories and components for the defense, security and power industries, and to promote and carry out technical activities related to the manufacturing and servicing thereof, in accordance with the highest technological and quality standards.

(vi)	To conduct other technological, manufacturing, trading and services activities related to the defense, security and power industries.
The Company’s shares (B3: EMBR3, NYSE: ERJ) are listed in the enhanced corporate governance segment of the Stock Exchange in Brazil (“B3”), known as the New Market (“Novo Mercado”). Embraer S.A. also holds American Depositary Shares (evidenced by American Depositary Receipts - ADRs) which are registered with the Securities and Exchange Commission (“SEC”) and listed on the New York Stock Exchange (“NYSE”).
In accordance with the Company’s by-laws, the consolidated financial statements of the Company as of and for the year ended December 31, 2019 were approved by the Company’s Board of Directors and were published on March 26, 2020, and the Form 20-F, which these financial statements are a part of, have been approved by the Company’s executives and reviewed by the Audit, Risk and Ethics Committee of the Company.

1.1	Transaction between Embraer S.A. and The Boeing Company (“Boeing”)
On January 24, 2019, Embraer, Boeing and certain subsidiaries of Boeing and Embraer entered into the Master Transaction Agreement (“MTA”) and other transaction documents, which defined the terms and conditions for the creation of a joint venture covering Embraer’s Commercial Aviation business unit with a participation of 80% of a subsidiary of Boeing and 20% of Embraer, as well as the creation of a joint venture to promote and develop new markets and applications for the C-390 Millennium multi-mission transport aircraft, with a participation of 51% of a subsidiary of Embraer and 49% of a subsidiary of Boeing (collectively “Transaction”). Until April 25, 2020, Embraer and Boeing continued to be obligated to perform their respective obligations under the MTA with respect to the consummation of the Transaction, and therefore, Embraer maintained the classification of the assets of the Commercial Aviation business and related services as “held for sale” and “discontinued operations” as of December 31, 2019. However, on April 25, 2020, Boeing provided notice to Embraer communicating its decision to terminate the MTA. In addition, Boeing terminated the Contribution Agreement that provided for a joint venture for the
C-390 Millennium
multi-mission transport aircraft.
While Embraer strongly believes that Boeing wrongfully terminated the MTA and the Contribution Agreement, the accounting impacts resulting from Boeing’s notice that it was terminating the strategic partnership will be recognized by the Company starting on April 25, 2020 the date on which Boeing provided the notice to Embraer. Additional information regarding the expected impacts and details regarding the balance of “assets held for sale” and “discontinued operations” as of December 31, 2019 are disclosed on Notes 3.4, 4 and 40.